Consolidated statements of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of other comprehensive income
Net revenue	R$ 2,233,466	R$ 2,187,710	R$ 1,444,380
Costs of services provided	(1,487,742)	(1,425,219)	(935,732)
Gross profit	745,724	762,491	508,648
Selling expenses	(173,643)	(163,871)	(89,654)
General and administrative expenses	(290,499)	(315,915)	(151,681)
Research and technological innovation expenses	0	0	(4)
Impairment loss on trade receivables and contract assets	(1,556)	(329)	(497)
Other income (expenses) net	5,450	(8,458)	(22,206)
Operating expenses net	(460,248)	(488,573)	(264,042)
Operating profit before net finance costs and income tax expense	285,476	273,918	244,606
Finance income	75,245	172,996	69,816
Finance cost	(151,426)	(246,642)	(104,048)
Net finance costs	(76,181)	(73,646)	(34,232)
Profit before income tax	209,295	200,272	210,374
Income tax expense
Current	(34,536)	(59,570)	(95,375)
Deferred	(42,186)	(44,992)	10,958
Total income tax expense	76,722	104,562	84,417
Net profit for the year	132,573	95,710	125,957
Profit attributable to:
Controlling shareholders	132,573	95,710	125,957
Net profit for the year	R$ 132,573	R$ 95,710	R$ 125,957
Earnings per share
Earnings per share – basic (in R$)	R$ 0.97	R$ 0.72	R$ 1.03
Earnings per share – diluted (in R$)	R$ 0.95	R$ 0.71	R$ 1.01